Segment information - Segment revenues to segment reported EBITDA - Additional information (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net banking income included in miscellaneous operating income	€ 43	€ 73	€ 21
Cost of risk included in miscellaneous operating expenses	€ (7)	€ (6)	€ (2)